Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company’s contractual obligations
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$478,915	$177,903	$301,012	$-	$-
Repayment of bank loans	17,068,698	9,745,098	4,308,000	3,015,600	-
Total	$17,547,613	$9,923,001	$4,609,012	$3,015,600	$-